Preferred Stock Warrant Liability (Details) - Benson Hill, Inc - $ / shares	Jun. 30, 2021	Dec. 31, 2020	Mar. 31, 2020
Series C-1 redeemable convertible preferred stock
Class of Warrant or Right [Line Items]
Number of warrants issued	1,077		1,076,724
Exercise price of warrants	$ 3.6837	$ 3.6837
Series D redeemable convertible preferred stock
Class of Warrant or Right [Line Items]
Exercise price of warrants	$ 4.1416	$ 4.1416